Income taxes - Schedule of Reconciliation Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Reconciliation Provision for Income Taxes [Abstract]
Profit before income taxes	¥ (15,432,331)	$ (2,206,225)	¥ 13,140,402	¥ 15,311,383
- Statutory income tax rate in PRC	25.00%	25.00%	25.00%	25.00%
Income tax expenses at applicable income tax rate	¥ (3,858,083)	$ (551,556)	¥ 3,285,101	¥ 3,827,846
Non-deductible expenses	78,162	11,174	129,536	418,414
Tax effect for offshore entity’s net loss	6,540,394	935,023	1,007,634	1,558,825
Change in valuation allowance and others	(1,689)	(242)	66,324	134,856
Income tax expense	¥ 2,758,784	$ 394,399	¥ 4,488,595	¥ 5,939,941